PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	June 30,	December 31,	December 31,
	2021	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Motor vehicles	¥5,312,274	¥5,176,174	$750,355
Office equipment and fixtures	1,442,395	1,447,214	209,793
Production equipment	31,102,055	30,884,566	4,477,127
Leasehold improvement	—	2,260,000	327,617
Total property and equipment	37,856,724	39,767,954	5,764,892
Less: accumulated depreciation	(11,614,250)	(12,895,003)	(1,869,302)
Less: Impairment for property and equipment	(768,312)	(768,312)	(111,377)
Property and equipment, net	¥25,474,162	¥26,104,639	$3,784,213
Construction in progress	¥239,739	¥267,571	$38,788